Revenue Recognition - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Contract with customer, liability, revenue recognized	$ 5,246,000	$ 8,687,000
Contract with customer, asset, after allowance for credit loss	$ 0		$ 0